              CENTENNIAL NEW YORK TAX EXEMPT TRUST
                    Supplement dated July 7, 2003 to the
                      Prospectus dated November 1, 2002

The Prospectus is changed as follows:

1. The section  captioned  "Advisory  Fees" on page 9 is revised by adding the following to the end of the first paragraph:

      Additionally,  effective July 7, 2003, the Manager has voluntarily undertaken to waive receipt of its  management  fees to the extent necessary so that the Trust may seek to maintain a positive yield.

July 7, 2003                                                 PS0180.007

              CENTENNIAL NEW YORK TAX EXEMPT TRUST
                    Supplement dated July 7, 2003 to the
          Statement of Additional Information dated November 1, 2002

The Statement of Additional Information is changed as follows:

1. The following is added as a new second  sentence of the third  paragraph of the section entitled "The Investment Advisory Agreement" on page 38:

      Additionally,  effective July 7, 2003, the Manager has voluntarily undertaken to waive receipt of its  management  fees to the extent necessary SO THAT THE Trust may seek to maintain a positive yield.

July 7, 2003                                                 PX0180.004